INCOME TAX (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX (BENEFIT) EXPENSE

Total income tax (benefit) expense consists of the following:

For the Three Months Ended March 31,	2025	2024

Current provision (benefit):
Federal	$-	$-
State	16,925	-
Total current provision (benefit)	16,925	-

Deferred provision (benefit):
Federal	-	-
State	-	-
Total deferred provision (benefit)	-	-

Total tax provision (benefit)	$16,925	$-

Total income tax (benefit) expense consists of the following:

For the Years Ended December 31,	2024	2023

Current provision (benefit):
Federal	$-	$-
State	34,237	48,647
Total current provision (benefit)	34,237	48,647

Deferred provision (benefit):
Federal	-	-
State	-	-
Total deferred provision (benefit)	-	-

Total tax provision (benefit)	$34,237	$48,647

SCHEDULE OF RECONCILIATION EFFECTIVE TAX RATE TO THE STATUTORY FEDERAL RATE

A reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

March 31,	2025	2024

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	8.84%	8.84%
Permanent differences for tax purposes and others	-%	-%
Change in valuation allowance	-29.84%	-29.84%

Effective tax rate	0%	0%

A reconciliation of the Company’s effective tax rate to the statutory federal rate is as follows:

December 31,	2024	2023

Statutory federal rate	21.00%	21.00%
State income taxes net of federal income tax benefit and others	8.84%	8.84%
Permanent differences for tax purposes and others	-%	-%
Change in valuation allowance	-29.84%	-29.84%

Effective tax rate	0%	0%

SCHEDULE OF INCOME TAX BENEFIT DIFFERS FROM AMOUNT COMPUTED

	March 31, 2025	December 31, 2024

Deferred tax assets:
Net operating loss	$2,310,000	$2,010,000
Other temporary differences	-	-

Total deferred tax assets	2,310,000	2,010,000
Less – valuation allowance	(2,310,000)	(2,010,000)

Total deferred tax assets, net of valuation allowance	$-	$-

The income tax benefit differs from the amount computed by applying the U.S. federal statutory tax rate of 21% and California state income taxes of 8.84% due to the change in the valuation allowance.

December 31,	2024	2023

Deferred tax assets:
Net operating loss	$2,010,000	$1,438,000
Other temporary differences	-	-

Total deferred tax assets	2,010,000	1,438,000
Less – valuation allowance	(2,010,000)	(1,438,000)

Total deferred tax assets, net of valuation allowance	$-	$-